Significant restructuring transaction, mergers and acquisitions and equity investments- Not completed at balance sheet date (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Jul. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)
Kaiyuan
Investment
Total investment consideration | ¥					¥ 3,362
Percentage of equity interest acquired				100.00%	100.00%
Focus Media | The Company and its affiliates
Investment
Equity interest (as a percent)	8.00%	8.00%
Total cash consideration | ¥		¥ 11,600
Focus Media | Entity controlled by the founder and chairman of Focus Media
Investment
Equity interest (as a percent)	23.00%	23.00%
Total cash consideration	$ 511
Entity controlled by the founder and chairman of Focus Media
Investment
Equity interest (as a percent)	10.00%	10.00%
Trendyol
Investment
Total investment consideration			$ 728
ZTO Express
Investment
Equity interest (as a percent)			8.00%
Total cash consideration			$ 1,100
Huitongda
Investment
Equity interest (as a percent)				20.00%	20.00%
Total cash consideration | ¥					¥ 4,500
Shiji Retail
Investment
Equity interest (as a percent)				38.00%	38.00%
Total cash consideration				$ 486